S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Apr. 13, 2026 USD ($) $ / shares shares
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	800,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 0.005
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 8,000,000
Private Placement [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	905,000
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 8,000,000
Loan [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	300,000
Repayment of Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 300,000
Class A Ordinary Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	4,375
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 10
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 1,500,000
Working Capital Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 10
Private Placement Warrants [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 11.5
Sponsor [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	5,031,250
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 0.005
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 20,000
Sponsor [Member] | Private Placement [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	800,000
Underwriters [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	656,250
Underwriters [Member] | Private Placement [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	9,050,000
Alignment Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	60,000
Independent Director Nominees [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	20,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 100
Sponsor and Independent Director Nominees [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 0.005